Share-based payments	12 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments
The Company has adopted an Employee Share Option Plan (“ESOP”) to foster an ownership culture within the Company and to motivate senior management and consultants to achieve performance targets. Selected directors, employees and consultants may be eligible to participate in ESOP at the absolute discretion of the board of directors, and in the case of directors, upon approval by shareholders.
Grant policy
In accordance with the Company’s policy, options are typically issued in three equal tranches. The length of time from grant date to expiry date is typically 7 years.
Options issued to employees generally vest based on performance or time conditions, or both. In the year ended June 30, 2026, senior executives were issued options that vest based on performance and time conditions. These options are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met. For time-based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.
The exercise price is determined by reference to the Company policy. Generally the exercise price is the higher of the volume weighted average share price of the five ASX trading days up to Board approval of the grant, and the last closing price of an ordinary share on the ASX at Board approval. In the case of options that have time-based vesting conditions only, the Board of Directors adds a 10% premium to the market price. Options with performance based vesting conditions are issued with no premium. With the exception of series 96 which was in lieu of the staff cash bonus payment. The Board of Directors’ policy is to not issue options at a discount to the market price.
In accordance to section 1100V of the Corporations Act, our ESOP limits the aggregate number of shares reserved for issuance on the exercise of US incentive stock options to 20,000,000. Our ESOP also requires that the number of options granted during the previous 3 years remain within the 10% of the total issued capital of the company.
a.    Reconciliation of outstanding share based payments

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
43	18-Jul-18	17-Jul-25	A$1.85	1,773,332		—	(1,773,332)		—	—
43b	18-Jul-18	17-Jul-25	A$1.85	350,000		—	(350,000)		—	—
45	30-Nov-18	29-Nov-25	A$1.31	490,000		(340,000)	(150,000)		—	—
46	19-Jan-19	18-Jan-26	A$1.43	3,333		(3,333)	—		—	—
47	19-Jan-19	18-Jan-26	A$1.43	150,000		(150,000)	—		—	—
48	04-Apr-19	03-Apr-26	A$1.46	300,000		(300,000)	—		—	—
49	20-Jul-19	19-Jul-26	A$1.60	2,081,669		(1,883,335)	—		198,334	198,334
49a	20-Jul-19	19-Jul-26	A$1.45	2,366,666		(1,316,666)	—		1,050,000	700,000
49b	20-Jul-19	19-Jul-26	A$1.45	1,346,667		—	—		1,346,667	1,346,667
49c	20-Jul-19	19-Jul-26	A$1.45	538,667		—	—		538,667	538,667
50	20-Jul-19	19-Jul-26	A$1.45	175,000		(175,000)	—		—	—
54	25-Nov-19	24-Nov-26	A$1.96	20,000		(20,000)	—		—	—
55	29-May-19	28-May-26	A$1.46	350,000		(350,000)	—		—	—
56	18-Nov-19	17-Nov-26	A$1.81	200,000		—	—		200,000	200,000
57	25-Nov-19	24-Nov-26	A$1.78	100,000		—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.96	150,000		—	—		150,000	150,000
59	24-Jan-20	23-Jan-27	A$3.36	10,000		—	—		10,000	10,000
63	18-May-20	17-May-27	A$4.00	1,200,000		—	—		1,200,000	1,200,000
63a	18-May-20	17-May-27	A$3.63	1,200,000		—	—		1,200,000	1,200,000
64	16-Jul-20	15-Jul-27	A$3.73	3,040,000		—	(80,000)		2,960,000	2,960,000
64a	16-Jul-20	15-Jul-27	A$3.39	1,735,000		—	—		1,735,000	1,013,334
64c	16-Jul-20	15-Jul-27	A$3.39	350,000		—	—		350,000	116,666
64d	16-Jul-20	15-Jul-27	A$3.39	300,000		—	—		300,000	200,000
64e	16-Jul-20	15-Jul-27	A$3.39	1,200,000		—	—		1,200,000	1,200,000
66	11-Sep-20	10-Sep-27	A$4.76	200,000		—	—		200,000	100,000
68	20-Nov-20	19-Nov-27	A$3.58	200,000		—	—		200,000	200,000
69	20-Nov-20	19-Nov-27	A$3.58	100,000		—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	A$2.65	250,000		—	—		250,000	250,000
72	15-Apr-21	14-Apr-28	A$2.26	200,000		—	—		200,000	200,000
74	08-Sep-21	07-Sep-28	A$1.93	2,622,231		(109,231)	(10,000)		2,503,000	2,503,000
74a	08-Sep-21	07-Sep-28	A$1.75	3,850,000		(333,000)	(330,000)	*	3,187,000	2,537,000
74b	08-Sep-21	07-Sep-28	A$1.75	1,550,000		—	—		1,550,000	1,550,000
75	23-Dec-21	22-Dec-28	A$1.40	200,000		—	—		200,000	200,000
76	17-Oct-22	16-Oct-29	A$1.01	1,250,000		—	—		1,250,000	1,250,000
77	23-May-22	22-May-29	A$0.99	200,000		—	—		200,000	200,000
78	24-Aug-22	23-Aug-29	A$0.83	200,000		—	—		200,000	200,000
79	17-Oct-22	16-Oct-29	A$1.11	3,936,166		(1,136,666)	(15,000)	*	2,784,500	2,784,500
79a	17-Oct-22	16-Oct-29	A$1.01	4,170,000		—	(825,000)	*	3,345,000	1,995,000
79b	17-Oct-22	16-Oct-29	A$1.11	225,000		—	—		225,000	225,000
79c	17-Oct-22	16-Oct-29	A$1.01	3,225,000		—	—		3,225,000	2,295,000
79d	17-Oct-22	16-Oct-29	A$1.01	1,200,000		(271,000)	—		929,000	459,000
80	08-Aug-22	07-Aug-29	A$0.91	100,000		—	—		100,000	100,000
81	11-Dec-20	10-Dec-27	A$4.58	100,000		—	—		100,000	100,000
82	21-Nov-22	20-Nov-29	A$1.10	33,333		(33,333)	—		—	—
83	30-Mar-23	29-Mar-30	A$1.01	45,000		(15,000)	—		30,000	30,000
84	30-Mar-23	29-Mar-30	A$0.92	600,000		—	—		600,000	500,000
85	12-Oct-23	11-Oct-30	A$0.36	2,493,835		—	—		2,493,835	2,493,835
86	12-Oct-23	11-Oct-30	A$0.36	1,853,889		—	—		1,853,889	1,853,889
87	16-Oct-23	15-Oct-30	A$0.39	4,744,166		(795,001)	(168,333)	*	3,780,832	2,167,667
87a	16-Oct-23	15-Oct-30	A$0.35	1,668,333		(326,667)	—		1,341,666	245,000

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
87b	16-Oct-23	15-Oct-30	A$0.35	3,160,000		—	—		3,160,000	1,983,334
87c	16-Oct-23	15-Oct-30	A$0.35	1,640,000		(303,333)	—		1,336,667	516,668
88	16-Oct-23	15-Oct-30	A$0.35	447,301		—	—		447,301	447,301
89	24-Oct-23	23-Oct-30	A$0.37	985,000		—	—		985,000	656,666
91	11-Mar-24	10-Mar-31	A$0.32	540,000		—	—		540,000	360,000
92	16-Oct-23	15-Oct-30	A$0.35	300,000		—	—		300,000	200,000
93	30-May-24	29-May-31	A$1.23	220,000		(50,000)	—		170,000	170,000
94	30-May-24	29-May-31	A$1.23	200,000		—	—		200,000	—
95	30-May-24	29-May-31	A$1.35	200,000		(20,000)	—		180,000	115,000
96	10-Sep-24	09-Sep-31	A$0.01	3,594,456		(2,013,528)	—		1,580,928	1,580,928
96a	10-Sep-24	13-Mar-26	A$0.01	2,985,020		(2,985,020)	—		—	—
96b	10-Sep-24	09-Sep-31	A$0.01	346,409		(45,000)	—		301,409	301,409
96c	10-Sep-24	09-Sep-31	A$0.01	2,222,000		—	—		2,222,000	2,222,000
96d	10-Sep-24	13-Mar-26	A$0.01	1,280,651		(1,280,651)	—		—	—
97	27-Aug-24	26-Aug-31	A$1.07	5,822,000		(461,667)	(370,000)	*	4,990,333	1,479,001
97a	27-Aug-24	26-Aug-31	A$0.97	6,800,000		(441,668)	(266,666)	*	6,091,666	1,741,669
97b	27-Aug-24	26-Aug-31	A$0.97	4,839,000		—	—		4,839,000	1,613,001
97c	27-Aug-24	26-Aug-31	A$1.07	240,000		(75,000)	(160,000)	*	5,000	5,000
97d	27-Aug-24	26-Aug-31	A$1.07	225,000		—	—		225,000	75,000
98	14-Oct-24	13-Oct-31	A$1.44	274,223		—	—		274,223	274,223
99	27-Aug-24	26-Aug-31	A$0.97	1,395,389		—	—		1,395,389	1,395,389
100	17-Dec-24	16-Dec-31	A$2.01	10,000		—	(6,666)	*	3,334	3,334
101	17-Dec-24	16-Dec-31	A$1.83	305,260		(233,958)	—		71,302	71,302
102	17-Dec-24	16-Dec-31	A$1.83	235,295		—	—		235,295	235,295
103	10-May-25	09-May-32	A$1.89	155,000		—	(15,000)	*	140,000	46,668
104	10-May-25	09-May-32	A$1.72	215,000		—	—		215,000	215,000
105	10-May-25	09-May-32	A$1.72	197,411		—	—		197,411	197,411
106	10-May-25	09-May-32	A$1.72	100,000		—	—		100,000	—
107	10-May-25	09-May-32	A$1.72		200,000	—	—		200,000	66,667
108	10-May-25	09-May-32	A$1.72		200,000	—	—		200,000	66,667
109	26-Aug-25	25-Aug-32	A$2.46		75,600	—	—		75,600	—
110	26-Aug-25	25-Aug-32	A$2.71		6,385,000	—	(826,000)	*	5,559,000	—
110a	26-Aug-25	25-Aug-32	A$2.46		5,042,000	—	—		5,042,000	—
110b	26-Aug-25	25-Aug-32	A$2.46		2,770,000	—	(278,571)	*	2,491,429	—
110c	26-Aug-25	25-Aug-32	A$2.46		875,000	—	—		875,000	—
111	23-Dec-25	22-Dec-32	A$2.90		650,000	—	—		650,000	—
112	26-Aug-25	25-Aug-32	A$2.46		300,000	—	—		300,000	100,000
113	23-Dec-25	22-Dec-32	A$3.19		300,000	—	—		300,000	—
114	22-Jan-26	21-Jan-33	A$2.85		443,600	—	(30,000)	*	413,600	—
115	26-Feb-26	25-Feb-33	A$2.66		35,000	—	—		35,000	—
116	26-Feb-26	25-Feb-33	A$2.42		400,000	—	—		400,000	—
117	18-May-26	17-May-33	A$2.24		600,000	—	—		600,000	—
118	22-Jan-26	21-Jan-33	A$2.85		600,000	—	—		600,000	—
119	23-Jun-26	22-Jun-33	A$2.16		441,000	—	—		441,000	—
June 30, 2026				93,581,702	19,317,200	(15,468,057)	(5,654,568)		91,776,277	51,811,492
Weighted average share purchase price				A$1.20	A$2.56	A$0.73	A$1.74		A$1.53	A$1.40

(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
38	16-Sep-17	15-Sep-24	A$1.52	50,000		—	(50,000)		—	—
39	13-Oct-17	12-Oct-24	A$1.92	815,000		—	(815,000)		—	—
39a	13-Oct-17	12-Oct-24	A$1.74	902,425		—	(902,425)		—	—
40	24-Nov-17	23-Nov-24	A$1.39	750,000		—	(750,000)		—	—
40a	24-Nov-17	23-Nov-24	A$1.26	750,000		—	(750,000)	*	—	—
41	18-Jun-18	17-Jun-25	A$1.50	200,000		(200,000)	—		—	—
42	11-Jul-18	10-Jul-25	A$1.54	200,000		(200,000)	—		—	—
43	18-Jul-18	17-Jul-25	A$1.85	2,998,332		(1,225,000)	—		1,773,332	1,773,332
43b	18-Jul-18	17-Jul-25	A$1.85	350,000		—	—		350,000	350,000
45	30-Nov-18	29-Nov-25	A$1.31	590,000		(100,000)	—		490,000	490,000
46	19-Jan-19	18-Jan-26	A$1.43	3,333		—	—		3,333	3,333
47	19-Jan-19	18-Jan-26	A$1.43	150,000		—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	A$1.46	300,000		—	—		300,000	300,000
49	20-Jul-19	19-Jul-26	A$1.60	2,708,669		(627,000)	—		2,081,669	2,081,669
49a	20-Jul-19	19-Jul-26	A$1.45	2,833,332		(466,666)	—		2,366,666	2,016,666
49b	20-Jul-19	19-Jul-26	A$1.45	1,346,667		—	—		1,346,667	1,346,667
49c	20-Jul-19	19-Jul-26	A$1.45	538,667		—	—		538,667	538,667
50	20-Jul-19	19-Jul-26	A$1.45	700,000		(525,000)	—		175,000	—
54	25-Nov-19	24-Nov-26	A$1.96	20,000		—	—		20,000	20,000
55	29-May-19	28-May-26	A$1.46	350,000		—	—		350,000	350,000
56	18-Nov-19	17-Nov-26	A$1.81	200,000		—	—		200,000	200,000
57	25-Nov-19	24-Nov-26	A$1.78	100,000		—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.96	150,000		—	—		150,000	150,000
59	24-Jan-20	23-Jan-27	A$3.36	10,000		—	—		10,000	10,000
63	18-May-20	17-May-27	A$4.00	1,200,000		—	—		1,200,000	1,200,000
63a	18-May-20	17-May-27	A$3.63	1,200,000		—	—		1,200,000	900,000
64	16-Jul-20	15-Jul-27	A$3.73	3,040,000		—	—		3,040,000	3,040,000
64a	16-Jul-20	15-Jul-27	A$3.39	1,735,000		—	—		1,735,000	1,013,334
64c	16-Jul-20	15-Jul-27	A$3.39	350,000		—	—		350,000	116,666
64d	16-Jul-20	15-Jul-27	A$3.39	300,000		—	—		300,000	200,000
64e	16-Jul-20	15-Jul-27	A$3.39	1,200,000		—	—		1,200,000	1,200,000
66	11-Sep-20	10-Sep-27	A$4.76	200,000		—	—		200,000	100,000
68	20-Nov-20	19-Nov-27	A$3.58	200,000		—	—		200,000	200,000
69	20-Nov-20	19-Nov-27	A$3.58	100,000		—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	A$2.65	250,000		—	—		250,000	250,000
72	15-Apr-21	14-Apr-28	A$2.26	200,000		—	—		200,000	200,000
74	08-Sep-21	07-Sep-28	A$1.93	2,929,666		(290,769)	(16,666)		2,622,231	2,622,231
74a	08-Sep-21	07-Sep-28	A$1.75	3,850,000		—	—		3,850,000	2,780,000
74b	08-Sep-21	07-Sep-28	A$1.75	1,550,000		—	—		1,550,000	620,000
75	23-Dec-21	22-Dec-28	A$1.40	200,000		—	—		200,000	200,000
76	17-Oct-22	16-Oct-29	A$1.01	1,250,000		—	—		1,250,000	833,334
77	23-May-22	22-May-29	A$0.99	200,000		—	—		200,000	200,000
78	24-Aug-22	23-Aug-29	A$0.83	200,000		—	—		200,000	133,334
79	17-Oct-22	16-Oct-29	A$1.11	5,054,500		(1,023,334)	(30,000)		3,936,166	2,278,000
79	17-Oct-22	16-Oct-29	A$1.11				(65,000)	*
79a	17-Oct-22	16-Oct-29	A$1.01	4,350,000		(180,000)	—		4,170,000	1,636,250
79b	17-Oct-22	16-Oct-29	A$1.11	225,000		—	—		225,000	150,000
79c	17-Oct-22	16-Oct-29	A$1.01	3,225,000		—	—		3,225,000	600,000
79d	17-Oct-22	16-Oct-29	A$1.01	1,200,000		—	—		1,200,000	550,000
80	08-Aug-22	07-Aug-29	A$0.91	100,000		—	—		100,000	100,000
81	11-Dec-20	10-Dec-27	A$4.58	100,000		—	—		100,000	100,000
82	21-Nov-22	20-Nov-29	A$1.10	100,000		(66,667)	—		33,333	—

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
83	30-Mar-23	29-Mar-30	A$1.01	45,000		—	—		45,000	30,000
84	30-Mar-23	29-Mar-30	A$0.92	600,000		—	—		600,000	300,000
85	12-Oct-23	11-Oct-30	A$0.36	2,493,835		—	—		2,493,835	2,493,835
86	12-Oct-23	11-Oct-30	A$0.36	1,853,889		—	—		1,853,889	1,853,889
87	16-Oct-23	15-Oct-30	A$0.39	5,434,500		(560,334)	(130,000)	*	4,744,166	1,211,168
87a	16-Oct-23	15-Oct-30	A$0.35	1,995,000		(326,667)	—		1,668,333	—
87b	16-Oct-23	15-Oct-30	A$0.35	3,160,000		—	—		3,160,000	954,667
87c	16-Oct-23	15-Oct-30	A$0.35	2,730,000		(820,000)	(270,000)	*	1,640,000	—
88	16-Oct-23	15-Oct-30	A$0.35	873,393		(426,092)	—		447,301	447,301
89	24-Oct-23	23-Oct-30	A$0.37	985,000		—	—		985,000	328,333
90	28-Feb-24	28-May-24	A$0.01	—		—	—		—	—
91	11-Mar-24	10-Mar-31	A$0.32	—	540,000	—	—		540,000	180,000
92	16-Oct-23	15-Oct-30	A$0.35	300,000		—	—		300,000	100,000
93	30-May-24	29-May-31	A$1.23	220000		—	—		220,000	220000
94	30-May-24	29-May-31	A$1.23	200000		—	—		200,000	—
95	30-May-24	29-May-31	A$1.35		210,000	—	(10,000)		200,000	70,000
96	10-Sep-24	09-Sep-31	A$0.01		5,591,540	(1,997,084)	—		3,594,456	3594456
96a	10-Sep-24	14-Mar-25	A$0.01		3,126,752	(3,126,752)	—		—	—
96a	10-Sep-24	13-Mar-26	A$0.01		7,295,759	(4,310,739)	—		2,985,020	2,985,020
96b	10-Sep-24	09-Sep-31	A$0.01		475,968	(129,559)	—		346,409	346,409
96c	10-Sep-24	09-Sep-31	A$0.01		2,222,000	—	—		2,222,000	2,222,000
96d	10-Sep-24	14-Mar-25	A$0.01		548,851	(548,851)	—		—	—
96d	10-Sep-24	13-Mar-26	A$0.01		1,280,651	—	—		1,280,651	1,280,651
97	27-Aug-24	26-Aug-31	A$1.07		5,852,000	—	(30,000)	*	5,822,000	—
97a	27-Aug-24	26-Aug-31	A$0.97		6,800,000	—	—		6,800,000	—
97b	27-Aug-24	26-Aug-31	A$0.97		4,839,000	—	—		4,839,000	—
97c	27-Aug-24	26-Aug-31	A$1.07		240,000	—	—		240,000	—
97d	27-Aug-24	26-Aug-31	A$1.07		225,000	—	—		225,000	—
98	14-Oct-24	13-Oct-31	A$1.44		274,223	—	—		274,223	91,408
99	27-Aug-24	26-Aug-31	A$0.97		1,395,389	—	—		1,395,389	930,261
100	17-Dec-24	16-Dec-31	A$2.01		235,000	—	(225,000)	*	10,000	—
101	17-Dec-24	16-Dec-31	A$1.83		483,514	—	(178,254)	*	305,260	77,986
102	17-Dec-24	16-Dec-31	A$1.83		235,295	—	—		235,295	—
103	10-May-25	09-May-32	A$1.89		180,000	—	(25,000)	*	155,000	—
104	10-May-25	09-May-32	A$1.72		215,000	—	—		215,000	—
105	10-May-25	09-May-32	A$1.72		197,411	—	—		197,411	98,705
106	10-May-25	09-May-32	A$1.72		100,000	—	—		100,000	—
June 30, 2025				72,416,208	42,563,353	(17,150,514)	(4,247,345)		93,581,702	51,019,572
Weighted average share purchase price				A$1.43	A$0.55	A$0.48	A$1.50		A$1.20	A$1.37

(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
35a	8-Jul-20	8-Jul-23	US$2.86	1,500,000		—	(1,500,000)	—	—
36	6-Dec-16	5-Dec-23	A$1.31	533,000		—	(533,000)	—	—
36a	6-Dec-16	5-Dec-23	A$1.19	1,950,730		—	(1,950,730)	—	—
38	16-Sep-17	15-Sep-24	A$1.52	50,000		—	—	50,000	50,000

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
39	13-Oct-17	12-Oct-24	A$1.92	975,000		—	(160,000)		815,000	815,000
39a	13-Oct-17	12-Oct-24	A$1.74	902,425		—	—		902,425	902,425
40	24-Nov-17	23-Nov-24	A$1.39	750,000		—	—		750,000	750,000
40a	24-Nov-17	23-Nov-24	A$1.26	750,000		—	—		750,000	—
41	18-Jun-18	17-Jun-25	A$1.50	200,000		—	—		200,000	200,000
42	11-Jul-18	10-Jul-25	A$1.54	200,000		—	—		200,000	200,000
43	18-Jul-18	17-Jul-25	A$1.85	3,133,332		—	(135,000)		2,998,332	2,998,332
43b	18-Jul-18	17-Jul-25	A$1.85	350,000		—	—		350,000	350,000
45	30-Nov-18	29-Nov-25	A$1.31	590,000		—	—		590,000	590,000
46	19-Jan-19	18-Jan-26	A$1.43	3,333		—	—		3,333	3,333
47	19-Jan-19	18-Jan-26	A$1.43	150,000		—	—		150,000	150,000
48	4-Apr-19	3-Apr-26	A$1.46	300,000		—	—		300,000	300,000
49	20-Jul-19	19-Jul-26	A$1.60	3,018,669		—	(310,000)		2,708,669	2,708,669
49a	20-Jul-19	19-Jul-26	A$1.45	2,833,332		—	—		2,833,332	1,883,332
49b	20-Jul-19	19-Jul-26	A$1.45	1,346,667		—	—		1,346,667	673,334
49c	20-Jul-19	19-Jul-26	A$1.45	538,667		—	—		538,667	538,667
50	20-Jul-19	19-Jul-26	A$1.45	700,000		—	—		700,000	175,000
54	25-Nov-19	24-Nov-26	A$1.96	20,000		—	—		20,000	20,000
55	29-May-19	28-May-26	A$1.46	350,000		—	—		350,000	300,000
56	18-Nov-19	17-Nov-26	A$1.81	200,000		—	—		200,000	200,000
57	25-Nov-19	24-Nov-26	A$1.78	100,000		—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.96	150,000		—	—		150,000	150,000
59	24-Jan-20	23-Jan-27	A$3.36	10,000		—	—		10,000	10,000
63	18-May-20	17-May-27	A$4.00	1,200,000		—	—		1,200,000	1,200,000
63a	18-May-20	17-May-27	A$3.63	1,200,000		—	—		1,200,000	500,000
64	16-Jul-20	15-Jul-27	A$3.73	3,253,333		—	(213,333)		3,040,000	3,040,000
64a	16-Jul-20	15-Jul-27	A$3.39	1,735,000		—	—		1,735,000	478,334
64c	16-Jul-20	15-Jul-27	A$3.39	350,000		—	—		350,000	116,666
64d	16-Jul-20	15-Jul-27	A$3.39	300,000		—	—		300,000	200,000
64e	16-Jul-20	15-Jul-27	A$3.39	1,200,000		—	—		1,200,000	720,000
66	11-Sep-20	10-Sep-27	A$4.76	200,000		—	—		200,000	100,000
68	20-Nov-20	19-Nov-27	A$3.58	200,000		—	—		200,000	200,000
69	20-Nov-20	19-Nov-27	A$3.58	100,000		—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	A$2.65	250,000		—	—		250,000	250,000
72	15-Apr-21	14-Apr-28	A$2.26	200,000		—	—		200,000	200,000
74	8-Sep-21	7-Sep-28	A$1.93	3,186,333		—	(143,335)		2,929,666	1,942,003
74	8-Sep-21	7-Sep-28	A$1.93				(113,332)	*
74a	8-Sep-21	7-Sep-28	A$1.75	3,850,000		—	—		3,850,000	1,653,334
74b	8-Sep-21	7-Sep-28	A$1.75	1,550,000		—	—		1,550,000	620,000
75	23-Dec-21	22-Dec-28	A$1.40	200,000		—	—		200,000	200,000
76	17-Oct-22	16-Oct-29	A$1.01	1,250,000		—	—		1,250,000	416,667
77	23-May-22	22-May-29	A$0.99	200,000		—	—		200,000	133,334
78	24-Aug-22	23-Aug-29	A$0.83	200,000		—	—		200,000	66,667
79	17-Oct-22	16-Oct-29	A$1.11	5,754,500		—	(30,000)		5,054,500	1,668,167
79	17-Oct-22	16-Oct-29	A$1.11				(670,000)	*
79a	17-Oct-22	16-Oct-29	A$1.01	4,350,000		—	—		4,350,000	635,000
79b	17-Oct-22	16-Oct-29	A$1.11	225,000		—	—		225,000	75,000
79c	17-Oct-22	16-Oct-29	A$1.01	3,225,000		—	—		3,225,000	—
79d	17-Oct-22	16-Oct-29	A$1.01	1,200,000		—	—		1,200,000	390,000
80	8-Aug-22	7-Aug-29	A$0.91	100,000		—	—		100,000	100,000
81	11-Dec-20	10-Dec-27	A$4.58	100,000		—	—		100,000	100,000
82	21-Nov-22	20-Nov-29	A$1.10	100,000		—	—		100,000	33,334

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
83	30-Mar-23	29-Mar-30	A$1.01	150,000		—	(105,000)	*	45,000	15,000
84	30-Mar-23	29-Mar-30	A$0.92	—	600,000	—	—		600,000	100,000
85	12-Oct-23	11-Oct-30	A$0.36	—	2,493,835	—	—		2,493,835	831,279
86	12-Oct-23	11-Oct-30	A$0.36	—	1,853,889	—	—		1,853,889	617,965
87	16-Oct-23	15-Oct-30	A$0.39	—	5,459,500	—	(25,000)	*	5,434,500	—
87a	16-Oct-23	15-Oct-30	A$0.35	—	1,995,000	—	—		1,995,000	—
87b	16-Oct-23	15-Oct-30	A$0.35	—	3,160,000	—	—		3,160,000	—
87c	16-Oct-23	15-Oct-30	A$0.35	—	2,730,000	—	—		2,730,000	—
88	16-Oct-23	15-Oct-30	A$0.35	—	873,393	—	—		873,393	291131
89	24-Oct-23	23-Oct-30	A$0.37	—	985,000	—	—		985,000	—
90	28-Feb-24	28-May-24	A$0.01	—	1,072,363	(1,072,363)	—		—	—
92	16-Oct-23	15-Oct-30	A$0.35	—	300,000	—	—		300,000	—
93	30-May-24	29-May-31	A$1.23	—	220,000	—	—		220,000	—
94	30-May-24	29-May-31	A$1.23	—	200,000	—	0		200,000	—
June 30, 2024				57,434,321	21,942,980	(1,072,363)	(5,888,730)		72,416,208	31,061,973
Weighted average share purchase price				A$1.85	A$0.38	A$0.01	A$1.79		A$1.43	A$1.98
(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).
The weighted average share price at the date of exercise of options exercised during the years ended June 30, 2026, 2025 and 2024 were A$2.44, A$2.52 and A$0.93 respectively. The weighted average remaining contractual life of share options outstanding as of June 30, 2026, 2025 and 2024 were 4.08 years, 4.16 years and 4.24 years, respectively.
b.    Existing share-based payment arrangements
General terms and conditions attached to share based payments
Share options pursuant to the employee share option plan are generally granted in three equal tranches. The length of time from grant date to expiry date is typically seven years. Vesting occurs based on achievement of performance conditions and/or progressively over the life of the option with the first tranche vesting one year from grant date, the second tranche two years from grant date, and the third tranche three years from grant date. On cessation of employment the Company’s board of directors determines if a leaver is a bad leaver or not. If a participant is deemed a bad leaver, all rights, entitlements and interests in any unexercised options held by the participant will be forfeited and will lapse immediately. If a leaver is not a bad leaver they may retain vested options, however, they must be exercised within 60 days of cessation of employment (or within a longer period if so determined by the Company’s board of directors), after which time they will lapse. Unvested options will normally be forfeited and lapse.
This policy applies to all series issued during the year ended June 30, 2026 shown in the above table with the exception of the following:

109	Options were granted in one tranche and are required to satisfy time-based vesting condition. Time-based condition restrict vesting at 12 months.

110a
Options were granted in two, three, or four tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company's board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

110b
Options were granted in four or seven tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company's board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

110c & 111
Options were granted in four tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

116
Options were granted in two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

119
Options were granted in three tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

Modifications to share-based payment arrangements
During the year ended June 30, 2024, as a result of a 1 for 4 pro-rata accelerated non-renounceable entitlement offer to existing eligible shareholders in December 2023, the exercise price of all outstanding options at the time was reduced by A$0.02 per option subject to the ESOP plan under clause 8.3. There were no modifications made to share-based payment arrangements during the years ended June 30, 2026 and June 30, 2025.
c.    Fair values of share based payments
The weighted average fair value of share options granted during the years ended June 30, 2026, 2025 and 2024 were A$1.53, A$1.21 and A$0.39, respectively.
The fair value of all shared-based payments made has been calculated using the Black-Scholes model. This model requires the following inputs:
Share price at acceptance date
The share price used in valuation is the share price at the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement or at shareholder approval date where this approval is required. This price is generally the volume weighted average share price for the five trading days leading up to the date.
Exercise price
The exercise price is a known value that is contained in the agreements.
Share price volatility
The model requires the Company’s share price volatility to be measured. In estimating the expected volatility of the underlying shares our objective is to approximate the expectations that would be reflected in a current market or negotiated exchange price for the option. Historical volatility data is considered in determining expected future volatility.
Life of the option
The life is generally the time period from grant date through to expiry. Certain assumptions have been made regarding “early exercise” i.e. options exercised ahead of the expiry date. These assumptions have been based on historical trends for option exercises within the Company and take into consideration exercise trends that are also evident as a result of local taxation laws.
Dividend yield
The Company has yet to pay a dividend so it has been assumed the dividend yield on the shares underlying the options will be 0%.
Risk free interest rate
This has been sourced from the Reserve Bank of Australia historical interest rate tables for government bonds.
Model inputs
The model inputs for the valuations of options approved and granted during the year ended June 30, 2026 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
107	25-Nov-25	1.72	2.38	73.59%	5.4 yrs	0%	3.92%
108	25-Nov-25	1.72	2.38	73.59%	5.4 yrs	0%	3.92%
109	25-Nov-25	2.46	2.38	73.59%	5.6 yrs	0%	3.92%
110	16-Oct-25	2.71	2.80	73.73%	5.7 yrs	0%	3.55%
110a	10-Apr-26	2.46	2.12	73.27%	5.3 yrs	0%	4.69%
110b	25-Nov-25	2.46	2.38	73.59%	5.6 yrs	0%	3.92%
110c(3)	30-Jun-26	2.46	1.96	72.95%	5.1 yrs	0%	4.40%
111	10-Apr-26	2.90	2.12	73.27%	5.6 yrs	0%	4.69%
112	22-Dec-25	2.46	2.90	73.53%	5.6 yrs	0%	4.33%
113	10-Feb-26	3.19	2.50	73.40%	5.7 yrs	0%	4.40%
114	07-Apr-26	2.85	1.99	73.29%	5.7 yrs	0%	4.70%
115	16-Jun-26	2.66	1.95	72.96%	5.6 yrs	0%	4.48%
116	10-Apr-26	2.42	2.12	73.27%	5.7 yrs	0%	4.69%
117	30-Jun-26	2.24	1.96	72.95%	5.7 yrs	0%	4.40%
118	30-Jun-26	2.85	1.96	72.95%	5.5 yrs	0%	4.40%
119	30-Jun-26	2.16	1.96	72.95%	5.8 yrs	0%	4.40%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.
(3)Fair value estimated at June 30, 2026 as the valuation date under IFRS2 has not been met as of June 30, 2026.
The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2026 was A$1.96.
The model inputs for the valuations of options approved and granted during the year ended June 30, 2025 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
91	15-Nov-24	0.32	1.57	72.64%	5.3 yrs	0%	4.26%
95	18-Jul-24	1.35	1.11	72.68%	5.8 yrs	0%	3.99%
96	24-Sep-24	0.01	1.06	72.55%	2.6 yrs	0%	3.51%
96a	24-Sep-24	0.01	1.06	72.55%	0.9 yrs	0%	3.51%
96b	24-Sep-24	0.01	1.06	72.55%	2.6 yrs	0%	3.51%
96c	15-Nov-24	0.01	1.57	72.64%	2.6 yrs	0%	4.26%
96d	15-Nov-24	0.01	1.57	72.64%	0.8 yrs	0%	4.26%
97	03-Oct-24	1.07	1.35	72.55%	5.8 yrs	0%	3.63%
97a	16-Dec-24	0.97	1.83	72.65%	5.7 yrs	0%	3.95%
97b	17-Dec-24	0.97	1.94	72.65%	5.7 yrs	0%	3.93%
97c	20-Dec-24	1.07	2.42	73.89%	5.6 yrs	0%	4.08%
97d	25-Jun-25	1.07	1.61	73.60%	5.2 yrs	0%	3.43%
98	17-Apr-25	1.44	1.65	73.83%	5.5 yrs	0%	3.58%
99	15-Nov-24	0.97	1.57	72.64%	5.7 yrs	0%	4.26%
100	20-Dec-24	2.01	2.42	73.89%	5.9 yrs	0%	4.08%
101	24-Apr-25	1.83	1.79	73.83%	5.6 yrs	0%	3.56%
102	07-May-25	1.83	1.72	73.77%	5.6 yrs	0%	3.59%
103	25-Jun-25	1.89	1.61	73.60%	5.8 yrs	0%	3.43%
104	15-Jan-26	1.72	2.70	73.47%	5.3 yrs	0%	4.22%
105	06-Jun-25	1.72	1.76	73.64%	5.9 yrs	0%	3.57%
106	05-Jun-25	1.72	1.77	73.65%	5.9 yrs	0%	3.54%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.
The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2025 was A$1.66.
The model inputs for the valuations of options approved and granted during the year ended June 30, 2024 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
84	31-Jul-23	0.92	1.18	64.95%	6.1 yrs	0%	3.84%
85	28-Nov-23	0.36	0.39	69.82%	6.3 yrs	0%	4.21%
86	28-Nov-23	0.36	0.39	69.82%	6.3 yrs	0%	4.21%
87	09-Jan-24	0.39	0.29	70.10%	6.2 yrs	0%	3.79%
87a	03-Jun-24	0.35	1.17	72.84%	5.8 yrs	0%	4.07%
87b	12-Jan-24	0.35	0.29	70.07%	6.1 yrs	0%	3.74%
87c	29-Jul-24	0.35	1.07	72.76%	5.6 yrs	0%	3.99%
88	15-Nov-23	0.35	0.37	69.82%	6.3 yrs	0%	4.23%
89	28-Nov-23	0.37	0.39	69.82%	6.3 yrs	0%	4.21%
90	28-Feb-24	0.01	0.30	69.97%	0.2 yrs	0%	3.80%
92	11-Apr-24	0.35	0.89	72.66%	5.9 yrs	0%	3.90%
93	03-Jun-24	1.23	1.17	72.84%	6.4 yrs	0%	4.07%
94	14-Oct-24	1.23	1.44	72.56%	5.6 yrs	0%	3.89%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.
The closing share market price of an ordinary share of Mesoblast Limited on the ASX as of June 30, 2024 was A$0.99.